Derivative and Hedging Instruments - Summary of Detailed Information about Movement in the Entity Cash Flow Hedge Reserve (Detail) - Cash flow hedges [Member] - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Detailed Information About Movement in the Entity Cash Flow Hedge Reserve [Line Items]
Balances in the cash flow hedge reserve for continuing hedges	$ (149)	$ (107)
Total	$ (149)	$ (107)